Acquisitions and Divestitures (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2010 2011 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member]
Supplemental Pro Forma Information
Revenues	$ 194,968	$ 210,808	$ 194,457	$ 172,674	$ 100,771
Net income	$ 47,024	$ 154,836	$ 81,010	$ 34,755	$ 7,460
Basic and diluted earnings per unit	$ 0.37	$ 0.33